Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Interest expenses in respect of lease liability	$ (7,345)	$ (5,675)
Expenses attributed to variable lease payments which were not included in measurement of lease liability	(1,268)	(1,133)
Depreciation expenses	(7,877)	(7,023)
Total	$ (16,490)	$ (13,831)